                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                            VARIABLE SEPARATE ACCOUNT

                                       AND

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                          FS VARIABLE SEPARATE ACCOUNT

--------------------------------------------------------------------------------

                                SUPPLEMENT TO THE

                  POLARIS ADVANTAGE VARIABLE ANNUITY PROSPECTUS

                                DATED MAY 1, 2010

--------------------------------------------------------------------------------

Depending on the broker-dealer through which you purchase your contract, the following CURRENT PAYMENT ENHANCEMENT LEVELS AND RATES apply to all Purchase Payments made on and after August 23, 2010:


--------------------------------------------------------------------------------
                                                                     PAYMENT
                                                                  ENHANCEMENT
                     PAYMENT ENHANCEMENT LEVEL                        RATE
--------------------------------------------------------------------------------
Under $100,000                                                       4.25%
--------------------------------------------------------------------------------
$100,000 - $499,999                                                  6.25%
--------------------------------------------------------------------------------
$500,000+                                                            7.25%
--------------------------------------------------------------------------------

The Payment Enhancement Rate currently being offered may increase, decrease, or be eliminated by us at any time.

The Payment Enhancement Level and the Payment Enhancement Rate currently being offered varies depending on the broker-dealer through which you purchase your contract. However, the fees and withdrawal charges remain the same.






Dated:  August 23, 2010




                Please keep this Supplement with your Prospectus



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